Additional Financial Information of Parent Company - Schedule I Notes (Details)	Dec. 31, 2022
Condensed Financial Statements Captions [Line Items]
Foreign Currency Exchange Rate, Translation	6.8972
Parent Company
Condensed Financial Statements Captions [Line Items]
Foreign Currency Exchange Rate, Translation	6.8972